CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 24,776	$ 24,328	$ 16,597
Business tax and other sales tax	(230)	(569)	(84)
Net revenues	24,546	23,759	16,513
Less: Cost of revenues	32,630	58,967	49,042
Gross loss	(8,084)	(35,208)	(32,529)
Operating expenses:
Selling and marketing	7,492	12,747	12,056
General and administrative	32,612	63,507	44,401
Impairment of fixed assets, prepaid equipment cost and intangible assets	564	67,342	826
Total operating expenses	40,668	143,596	57,283
Loss from operations	(48,752)	(178,804)	(89,812)
Other income (expenses):
Interest income (expense), net	(106)	2,645	843
Loss from and impairment on long-term investments	(52,337)	(2,603)	(33)
Other income, net	7,926	214	4,243
Total other income (expense)	(44,517)	256	5,053
Loss before income tax	(93,269)	(178,548)	(84,759)
Income tax expense	150	633	4,483
Net loss	(93,419)	(179,181)	(89,242)
Less: Net loss attributable to non-controlling interests	(3,322)	(22,705)	(23,617)
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (90,097)	$ (156,476)	$ (65,625)
Net loss per ordinary share
Basic and diluted	$ (0.72)	$ (1.25)	$ (0.52)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	125,653,175	125,629,779	125,277,056
American Depository Shares [Member]
Net loss per ordinary share
Basic and diluted	$ (7.17)	$ (12.46)	$ (5.24)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	12,565,318	12,562,978	12,527,706